UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Attn. James O'Connor
Washington, D.C. 20549

     RE: 485APOS, Form N-1A, Post-effective Amendment #24

Investment Company Act file numbers 811-09152 and 333-08685.

Attached for filing is an amended filing for the Prospectus and SAI dated
May 1, 2010. To allow broker-dealers to present single fund summaries and prospectuses rather than the more cumbersome series prospectus. We have rearranged the registration statements in order to present a separate Summary and Details prospectus for each Fund and a common statement of additional information (SAI).

There are no material changes to the registrant's Post Effective Amendment
No. 23 that we filed on April 29, 2010. We have redlined minor wording changes, paragraph placement and additions. The combined SAI is left intact. Therefore we request an accelerated effective date of October 1, 2010 under rule 485(a)(3) and rule 461 of the Securities Act of 1933.

The Trust acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the Registration Statement. The Trust further acknowledges that staff comments or changes to disclosure in response to staff comments on the Registration Statement may not foreclose the Securities and Exchange Commission (the "Commission") from taking any action with respect to the Registration Statement. The Trust further acknowledges that it may not assert staff comments as a defense in any proceeding initiated by the Commission or any party under the federal securities laws of the United States of America.

If you need additional information, please contact me at the number below or Tom Sweeney at 412-731-1000.

Sincerely,


J. Andre Weisbrod
STAAR Investment Trust
412-367-9076

September 28, 2010